Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 55,518	$ 25,303	$ 57,511
Prepaid expenses and other current assets	2,314	935	1,370
Total current assets	57,832	26,238	58,881
Property and equipment, net	2,418	3,751	5,367
Restricted cash	263	263	262
Other assets	177	129	115
Total assets	60,690	30,381	64,625
Current liabilities:
Current portion of long-term debt	7,461	5,576	3,688
Accounts payable	854	629	1,730
Accrued expenses	1,358	3,122	2,657
Derivative liability related to loan		494	390
Total current liabilities	9,673	9,821	8,465
Long-term debt, including accretion, net of current portion	3,730	9,293	11,064
Total liabilities	13,403	19,114	19,529
Commitments and contingencies
Convertible preferred stock-207,164,404 authorized, issued, and outstanding as of December 31, 2019. No shares authorized, issued, and outstanding as of September 30, 2020.		129,870	129,870
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value: 10,000,000 and 0 shares authorized; no shares issued and outstanding as of June 30, 2020 and December 31, 2019, respectively
Common stock	5	1
Additional paid-in-capital	190,299	3,304
Accumulated deficit	(143,017)	(121,908)	(87,164)
Total stockholders' equity (deficit)	47,287	(118,603)	(84,774)
Total liabilities and stockholders' equity (deficit)	$ 60,690	30,381	64,625
Class A Common Units
Stockholders' equity (deficit):
Common stock		2,585	1,670
Class C Common Units
Stockholders' equity (deficit):
Common stock		$ 720	$ 720